Intangible Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
Favourable lease terms, Cost	$ 158,987	$ 248,528	$ 248,528
Favourable lease terms, Accumulated amortization	(84,932)	(129,123)	(88,049)
Favourable lease terms, Net book value	74,055	119,405	160,479
Additions - Cost	0	0
Additions - Accumulated amortization	(23,287)	(37,869)
Additions - Net Book Value	(23,287)	(37,869)
Accelerated amortization - Cost	(89,541)	0
Accelerated amortization - Accumulated Amortization	67,478	(3,205)
Accelerated amortization - Net Book Value	$ (22,063)	$ (3,205)